COMMITMENT AND CONTINGENCIES (Details)			3 Months Ended		12 Months Ended
	Aug. 01, 2015 USD ($)	Oct. 01, 2014 USD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2015 USD ($)	May 31, 2016 USD ($) shares	May 31, 2015 USD ($)	Jul. 20, 2016 USD ($)	Feb. 29, 2016 ft² a
COMMITMENT AND CONTINGENCIES (Details) [Line Items]
Employee-related Liabilities, Current			$ 53,750		$ 267,493	$ 106,250
Allocated Share-based Compensation Expense			0	$ 27,292	327,500	37,500
Chief Executive Officer [Member]
COMMITMENT AND CONTINGENCIES (Details) [Line Items]
Employee-related Liabilities, Current			37,500		250,000	106,250
Employment Agreement, Term		5 years
Officers' Compensation		$ 150,000			150,000
Deferred Compensation Arrangement with Individual, Description		performance bonus equal to 2% of CLS Labs’ annual EBITDA, up to a maximum annual cash compensation of $1 million (including his base salary)
Share-based Compensation Arrangement by Share-based Payment Award, Description		annual stock options, exercisable at the fair market value of CLS Labs’ common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
Due to Officers or Stockholders, Current					250,000	106,250
Former Officer [Member]
COMMITMENT AND CONTINGENCIES (Details) [Line Items]
Employee-related Liabilities, Current			16,250		16,290
Due to Officers or Stockholders, Current					$ 16,290
Chief Operating Officer [Member]
COMMITMENT AND CONTINGENCIES (Details) [Line Items]
Employment Agreement, Term	5 years
Officers' Compensation	$ 150,000
Deferred Compensation Arrangement with Individual, Description	performance bonus equal to 2% of the Company’s annual EBITDA, up to a maximum annual cash compensation of $1 million (including his base salary)
Share-based Compensation Arrangement by Share-based Payment Award, Description	annual stock options, exercisable at the fair market value of the Company’s common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
Chief Operating Officer [Member] | One Time Signing Bonus [Member]
COMMITMENT AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares					250,000
Allocated Share-based Compensation Expense					$ 327,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					1 year
Building [Member] | Affiliated Entity [Member]
COMMITMENT AND CONTINGENCIES (Details) [Line Items]
Operating Leases, Rent Expense			$ 44,883	$ 44,461	$ 177,844	$ 0
Area of Real Estate Property (in Square Feet) | ft²								42,392
Area of Land (in Acres) | a								1.92
Convertible Notes Payable [Member] | Chief Executive Officer [Member] | Subsequent Event [Member]
COMMITMENT AND CONTINGENCIES (Details) [Line Items]
Debt Instrument, Face Amount							$ 250,000
Binder Convertible Notes 3 [Member] | Unpaid Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member] | Chief Executive Officer [Member]
COMMITMENT AND CONTINGENCIES (Details) [Line Items]
Debt Instrument, Face Amount							$ 250,000